Concentrations (Details)	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020
Concentrations (Details) [Line Items]
Cash, cash equivalents and restricted cash (in Dollars)	$ 4,413,218		$ 5,889,885
Maximum limit amount	$ 70,289	¥ 500,000
Concentrations of customers percentage	10.00%	10.00%	10.00%
Accounts receivable [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%
Revenue [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%	10.00%